SUBSEQUENT EVENTS - Issuances of Common Stock (Details)					1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 16, 2025 USD ($) $ / shares shares	Aug. 11, 2025 USD ($) shares	Jul. 17, 2025 USD ($) $ / shares shares	Jul. 01, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Sep. 19, 2025 USD ($) D $ / shares shares	Jun. 30, 2025 USD ($)	Sep. 15, 2025 $ / shares	Feb. 09, 2024 $ / shares
SUBSEQUENT EVENTS
Sale price per share (in dollars per share) | $ / shares									$ 60
Common stock issued to for consulting services							$ 44,341
Chardan Note
SUBSEQUENT EVENTS
Principal amount					$ 400,000
Interest amount							$ 212,803
Jones Trading Note
SUBSEQUENT EVENTS
Sale price per share (in dollars per share) | $ / shares									$ 120
Subsequent Event
SUBSEQUENT EVENTS
Common stock issued to for consulting services (in shares) | shares		200,000		356,901
Sale price per share (in dollars per share) | $ / shares				$ 0.162
Common stock issued to for consulting services		$ 40,000
Interest amount				$ 57,821
Subsequent Event | Funicular Note
SUBSEQUENT EVENTS
Common Stock issued during period (in shares) | shares						63,944,332
Principal amount						$ 9,324,489
Interest amount						$ 267,161
Conversion price (in dollars per share) | $ / shares						$ 0.15
Subsequent Event | Chardan Note
SUBSEQUENT EVENTS
Common Stock issued during period (in shares) | shares						4,845,072
Principal amount						$ 959,764
Conversion rate as a percentage of specified trading days volume weighted average share price						90.00%
Threshold trading days | D						7
Subsequent Event | Chardan Note | Minimum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares						$ 0.16
Subsequent Event | Chardan Note | Maximum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares						$ 0.18
Subsequent Event | Jones Trading Note
SUBSEQUENT EVENTS
Common Stock issued during period (in shares) | shares	585,229
Principal amount	$ 375,000
Interest amount	$ 63,922
Conversion price (in dollars per share) | $ / shares	$ 0.75
Subsequent Event | Jones Trading Note | Minimum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares	$ 0.75							$ 2
Subsequent Event | Sandip I. Patel, P.A.
SUBSEQUENT EVENTS
Common stock issued to for consulting services (in shares) | shares			800,000
Sale price per share (in dollars per share) | $ / shares			$ 0.21
Common stock issued to for consulting services			$ 169,920
Subsequent Event | Wilson-Davis Sellers
SUBSEQUENT EVENTS
Common Stock issued during period (in shares) | shares						15,922,008
Principal amount						$ 2,565,931
Interest amount						$ 113,791
Conversion rate as a percentage of specified trading days volume weighted average share price						90.00%
Threshold trading days | D						7
Subsequent Event | Wilson-Davis Sellers | Minimum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares						$ 0.16
Subsequent Event | Wilson-Davis Sellers | Maximum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares						$ 0.18